CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:

	At December 31	At December 31
(in thousands)	2020	2019

Cash	$12,004	$1,583
Cash in MLJV and MWJV	540	1,397
Cash equivalents	12,448	5,210
	$24,992	$8,190

Cash equivalents consist of various investment savings account instruments and money market funds, all of which are short term in nature, highly liquid and readily convertible into cash.